Organization And Basis Of Presentation (Narrative) (Details) - USD ($)	1 Months Ended
	Mar. 03, 2014	Feb. 28, 2014	Sep. 30, 2016	Dec. 31, 2015
Working capital deficit			$ 21,282	$ 63,936
Common Stock [Member]
Reverse stock split		1-for-500
Purchase Agreement With Petrone Food Works, Inc. (PFW) And Shareholder Of PFW [Member]
Acquisition percentage of PFW’s issued and outstanding common stock from the PFW shareholder	100.00%
Liabilities assumed in connection with purchase agreement	$ 30,000
Purchase Agreement With Petrone Food Works, Inc. (PFW) And Shareholder Of PFW [Member] | Common Stock [Member]
Stock issued to PFW for acquisition under purchase agreement	11,760,542
Percentage of outstanding common stock of the company	98.40%
Change in no of shares issued in connection with purchase agreement after reverse stock split	195,607